NATURE OF OPERATIONS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2000 Nai Interactive Ltd [Member]	Dec. 31, 2013 Cwn China [Member]	Dec. 31, 2012 Cwn China [Member]	Dec. 31, 2011 Cwn China [Member]
Nature Of Operation [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			100.00%	85.00%	83.00%
Investments in and Advances to Affiliates, at Fair Value, Gross Additions	$ 187,200	$ 200,000
Equity Method Investment, Ownership Percentage				85.00%	83.00%	80.00%